INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Intangible assets
Intangible assets	$ 174,412,251	$ 76,704,869
HB4 and breeding program
Intangible assets
Intangible assets	30,741,521	29,802,534
Integrated products
Intangible assets
Intangible assets	3,122,724	3,137,158
Microbiology product
Intangible assets
Intangible assets	49,277,287	5,792,348
Trademarks and patents
Intangible assets
Intangible assets	61,600,862	8,267,041
Software
Intangible assets
Intangible assets	1,980,198	2,167,985
Customer loyalty
Intangible assets
Intangible assets	22,689,659	22,537,803
RG/RS/OX Wheat
Intangible assets
Intangible assets	$ 5,000,000	$ 5,000,000